Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000	3,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	41,933,654	40,678,323	38,915,056
Common stock, shares outstanding	41,933,654	40,678,323	38,915,056